Derivative liability (10K) (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 25
Gain on derivative liability	(7)
Balance at end of period	$ 18